Taxes (Details 2) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Loss before tax	$ 271,275	$ (2,212,966)	$ 1,114,446	$ 28,022
Tax at the PRC enterprise income tax rate of 25%	138,611	(445,742)	(278,611)	(7,005)
Tax effect of preferential tax rate for small scale and low profit enterprise	(180,407)	376,280	(11,255)	(16,984)
Tax effect of tax loss not recognized	17,479	29,153	274,330	79,772
Tax effect of non-deductible expenses and non-taxable income, net	23,723	31,469	26,655	(55,783)
Effective income tax rate	$ (594)	$ (8,840)	$ 11,119	$ (0)